Commitments And Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Commitments And Contingencies
5.	Commitments and Contingencies:

Operating Lease

Effective July 1, 2011, the Company renewed its lease for office space through June 30, 2012 at a monthly rental of $3,493.

Employment Agreement with Dr. Manish Singh

On May 10, 2011, the Company entered into an Employment Agreement, effective as of February 18, 2011, with Dr. Manish Singh pursuant to which Dr. Singh will continue to serve on a full-time basis as the Company's President and Chief Executive Officer for a one-year term commencing February 18, 2011. The Company is required under the Employment Agreement to use its commercially reasonable efforts to have Dr. Singh continue to serve as a member of the Company's Board of Directors during the term of the Employment Agreement. The Employment Agreement automatically renews on the one-year anniversary date of the effective date of February 18, 2011 of each year thereafter for successive one-year terms unless terminated by either party.

The Employment Agreement provides for an annual base salary of $315,000. In addition, provided that Dr. Singh continues to serve as the Company's President and Chief Executive Officer for the entire one-year term of the Employment Agreement, the Company will pay Dr. Singh a discretionary cash bonus of up to $100,000 upon the attainment of certain corporate goals.

The Employment Agreement also provides Dr. Singh a seven-year incentive stock option grant to purchase 270,000 shares of common stock under the Company's 2006 Equity Incentive Plan (the "Plan") at an exercise price of $2.25 per share, which was the closing price of the Company's common stock on the date of grant. The option will vest as follows; (i) 20,000 shares on February 17, 2012, (ii) 50,000 shares on February 17, 2013, (iii) 50,000 shares on February 17, 2014, (iv) 50,000 shares upon the Company attaining a market capitalization of at least $100 million for ten consecutive trading dates, (v) 50,000 shares upon the Company attaining a market capitalization of at least $150 million for ten consecutive trading days and (vi) 50,000 shares upon the Company attaining a market capitalization of at least $200 million for ten consecutive trading days. The option may be exercised during the term that Dr. Singh provides services to the Company and for twelve months after termination for any reason except termination for cause by the Company, provided that such exercise is within the seven-year term of the option.

In the event that the Company terminates the Employment Agreement without cause, then (i) the Company upon such termination will be required to make a lump sum payment to Dr. Singh equal to six months of his base annual salary, (ii) any stock options granted to Dr. Singh, to the extent vested, will be retained by Dr. Singh and will be exercisable on the terms described above, and (3) the vesting of an additional number of shares subject to all options granted to Dr. Singh equal to 50% of all shares subject to such options that vest based solely on the passage of time and that have not already vested will immediately accelerate and will be exercisable on the terms described above. If Dr. Singh terminates his employment for "good reason" as defined in the Employment Agreement, he will receive the severance benefits described in the preceding sentence, except that 100% of his options will vest if his employment terminates for good reason following a merger or similar corporate transaction in which the Company is not the surviving entity and the surviving entity does not offer Dr. Singh an executive position at a compensation level at least equal to his then compensation under the Employment Agreement.

Employment Agreement with David Fractor

On April 4, 2011, the Company entered into an Employment Agreement with David Fractor pursuant to which Mr. Fractor will serve as the Company's Treasurer and Chief Financial Officer on a part-time basis for a three-year term, subject to termination by either party on 30 days notice. Under this agreement, Mr. Fractor receives a monthly salary of $6,000 and was granted a seven-year option to purchase 42,000 shares of the Company's common stock at a price of $2.25 per share, with such option to vest in equal monthly installments over the three-year term of the agreement.

Employment Agreement with Dr. James Bender

On May 10, 2011, the Company entered into an Employment Agreement, effective as of February 1, 2011, with Dr. James Bender pursuant to which Dr. Bender will continue to serve on a full-time basis as the Company's Vice President – Product Development and Manufacturing for a one-year term commencing February 1, 2011. The Employment Agreement automatically renews on the one-year anniversary date of the effective date of February 1, 2011 of each year thereafter for successive one-year terms unless terminated by either party.

The Employment Agreement provides for an annual base salary of $175,000. In addition, provided that Dr. Bender continues to serve as the Company's Vice President – Product Development and Manufacturing for the entire one-year term of the Employment Agreement, the Company will pay Dr. Bender a discretionary cash bonus of up to $35,000 upon the attainment of certain corporate goals.

The Employment Agreement also provides Dr. Bender a seven-year incentive stock option grant to purchase 120,000 shares of common stock under the Plan at an exercise price of $2.25 per share, which was the closing price of the Company's common stock on the date of grant. The option will vest as to (i) 60,000 shares in three annual installments of 20,000 shares each, with the first installment to vest on January 31, 2012; (ii) 20,000 shares upon the Company attaining a market capitalization of at least $100 million for ten consecutive trading dates; (iii) 20,000 shares upon the Company attaining a market capitalization of at least $150 million for ten consecutive trading dates; and (iv) 20,000 shares upon the Company attaining a market capitalization of at least $200 million for ten consecutive trading dates. The option may be exercised during the term that Dr. Bender provides services to the Company and for twelve months after termination for any reason except termination for cause by the Company, provided that such exercise is within the seven-year term of the option.

In the event that the Company terminates the Employment Agreement without cause, then (i) the Company upon such termination will be required to make a lump sum payment to Dr. Bender equal to six months of his base annual salary, (ii) any stock options granted to Dr. Bender, to the extent vested, will be retained by Dr. Bender and will be exercisable on the terms described above, and (iii) the vesting of an additional number of shares subject to all options granted to Dr. Bender equal to 50% of all shares subject to such options that vest solely on the passage of time and that have not already vested will immediately accelerate and will be exercisable on the terms described above. If Dr. Bender terminates his employment for "good reason" as defined in the Employment Agreement, he will receive the severance benefits described in the preceding sentence, except that 100% of his options will vest if his employment terminates for good reason following a merger or similar corporate transaction in which the Company is not the surviving entity and the surviving entity does not offer Dr. Bender an executive position at a compensation level at least equal to his then compensation under the Employment Agreement.

Employment agreement with Peter Ho

Effective September 1, 2011, the Company entered into an Employment Agreement with Mr.Peter Ho pursuant to which Mr. Ho will serve on a full-time basis as the Company's Director of Business Development and Technical Licensing for a one-year term commencing September 1, 2011. The Employment Agreement automatically renews on the anniversary date each year thereafter for successive one-year terms unless terminated by either party.

The Employment Agreement provides for an annual base salary of $130,000. In addition, provided that Mr. Ho continues to serve as the Company's Director of Business Development and Technical Licensing for the entire one-year term of the Employment Agreement, the Company will pay Mr. Ho a discretionary cash bonus of up to $19,500 upon the attainment of certain corporate goals.

The Employment Agreement also provides Mr. Ho a seven-year incentive stock option grant to purchase 30,000 shares of common stock under the Plan at an exercise price of $1.41 per share, which was the closing price of the Company's common stock on the date of grant. The option will vest in three equal annual installments. The option may be exercised during the term that Mr. Ho provides services to the Company and for three months after termination for any reason except termination for cause by the Company, provided that such exercise is within the seven-year term of the option.

Agreement with Dr. John Yu

On May 10, 2011, the Company entered into an Agreement, effective as of March 1, 2011, with Dr. John Yu pursuant to which Dr. Yu will continue to serve as the Company's Chief Scientific Officer for a one-year term commencing March 1, 2011. The term of this Agreement will automatically renew on the one-year anniversary date of the Agreement each year after March 1, 2011 for successive one-year terms unless either party terminates. Dr. Yu may also terminate the Agreement at any time upon 60 days notice.

The Agreement provides for an annual base salary of $70,000. In addition, Dr. Yu will receive a bonus of $15,000 each (a maximum total of $30,000) upon and provided that the Company achieves each of the following milestones within one year from March 1, 2011: (i) enrollment of 75 patients in the Phase II trial of ICT-107 and (ii) filing of an IND for either a new indication for ICT-107 or for another product candidate of the Company.

The Agreement also provides Dr. Yu a seven-year incentive stock option grant to purchase 50,000 shares of common stock under the Plan at an exercise price of $1.95 per share, which was the closing price of the Company's common stock on the date of grant. The option will vest in three equal annual installments, with the first vesting date to be February 29, 2012. The option may be exercised during the term that Dr. Yu provides services to the Company and for twelve months after termination for any reason except termination without cause by Dr. Yu or termination for cause by the Company, provided that such exercise is within the seven-year term of the option. All of the options granted to Dr. Yu will vest if his services terminate following a merger or similar corporate transaction in which the Company is not the surviving entity and the surviving entity does not offer Dr. Yu an executive position at a compensation level at least equal to his then compensation level under the Agreement.

Research and Development

In connection with the Cedars-Sinai Medical Center License Agreement, the Company has certain commitments as described in Note 4.

5. Commitments and Contingencies

Operating Lease

Effective March 1, 2010, the Company renewed its lease through March 31, 2011 at a monthly rental rate of $2,779. In May 2010, the Company amended its lease to a monthly rental rate of $2,320 for three months and to a monthly rental rate of $2,894 for the remaining months through June 30, 2011. In August 2010, the Company amended its lease to a monthly rental rate of $3,140 for September 2010 and to a monthly rental rate of $3,493 for the remaining months through June 30, 2011.

Employment Agreement with Dr. Manish Singh

On March 4, 2010, the Company entered into an Employment Agreement, effective as of February 18, 2010, with Dr. Manish Singh pursuant to which Dr. Singh will continue to serve on a full-time basis as the Company's President and Chief Executive Officer for a one-year term commencing February 18, 2010. The Company is required under the Employment Agreement to use its commercially reasonable efforts to have Dr. Singh continue to serve as a member of the Company's Board of Directors during the term of the Employment Agreement. The Employment Agreement may be extended for an additional one-year period upon the mutual agreement of the Company and Dr. Singh.

The Employment Agreement provides for an annual base salary of $300,000. In addition, provided that Dr. Singh continues to serve as the Company's President and Chief Executive Officer for the entire one-year term of the Employment Agreement, the Company will pay Dr. Singh a discretionary cash bonus of up to $50,000 upon completion of the one-year term.

The Employment Agreement dated as of February 18, 2009 between the Company and Dr. Singh (the "Prior Agreement") provides that Dr. Singh is entitled to receive cash milestone bonuses, not to exceed an aggregate amount of $200,000, of (i) $50,000 upon the Company's completion of a financing, a strategic alliance or a merger or acquisition generating at least $2,500,000 of net proceeds (after commissions) during the term of the Prior Agreement, (ii) $100,000 upon the Company's completion of a financing, a strategic alliance or a merger or acquisition generating at least $5,000,000 of net proceeds (after commissions) during the term of the Prior Agreement, or (iii) $200,000 upon the Company's completion of a financing, a strategic alliance or a merger or acquisition generating at least $10,000,000 of net proceeds (after commissions) during the term of the Prior Agreement. The Prior Agreement also provides that an option granted to Dr. Singh to purchase 200,000 shares of the Company's common stock will vest if the Company's working capital is at least $8,000,000 at the end of the term of the Prior Agreement.

The Employment Agreement amends the Prior Agreement to provide that the milestones described in the preceding paragraph may be satisfied by including the net proceeds received by the Company at any time prior to August 17, 2010 from (i) a financing by the Socius Capital Group or (ii) any private placement financing that is covered by a signed term sheet that was entered into by the Company prior to February 18, 2010 or from another source at the same or better terms as contemplated by such signed term sheet. Also, for purposes of determining whether the $8,000,000 working capital milestone in the preceding paragraph has been satisfied, the Employment Agreement provides that working capital will be calculated as of the date of the Company's receipt of the proceeds that are being included to satisfy the milestone. This funding milestone was fully satisfied as of June 30, 2010.

Pursuant to the Employment Agreement, the Company granted to Dr. Singh a seven-year incentive stock option under the Company's 2006 Equity Incentive Plan (the "Plan"), or a new qualified option plan, to purchase 600,000 shares of the Company's common stock at an exercise price equal to $0.90 per share, which was the closing market price of the common stock on the option grant date. The option grant was subject to the approval by the Company's stockholders of an increase in the authorized number of shares under the Plan and an increase in the number of shares that may be granted to any individual during a 12-month period, which approval was subsequently obtained. The option may be exercised during the period that Dr. Singh provides services to the Company and for 24 months after termination for any reason except termination for cause by the Company, provided that such exercise is within the seven-year term of the option.

The option granted to Dr. Singh under the Employment Agreement will vest (i) as to 360,000 shares, in 12 equal monthly installments of 30,000 shares each over the 12-month period from and immediately following the grant date, (ii) as to 30,000 shares, if the Company achieves during the term of the Employment Agreement a volume-weighted average trading price for its common stock of greater than $1.60 for any consecutive 15-day trading period during the term of the agreement on average daily trading volume of at least 20,000 shares, (iii) as to 90,000 shares, if the Company achieves during the term of the Employment Agreement a volume-weighted average trading price for its common stock of greater than $2.00 for any consecutive 15-day trading period during the term of the agreement on average daily trading volume of at least 20,000 shares, (iv) as to 30,000 shares, upon treating the first patient in a Phase II clinical trial, and (v) as to 90,000 shares, if during the term of the Employment Agreement the Company completes a financing, a strategic alliance or a licensing agreement with upfront licensing payments to the Company or a merger or acquisition that generates at least $5,000,000 of net proceeds (after commissions) for the Company beyond the $10,000,000 achieved by August 17, 2010, with any financing proceeds received by the Company during the first 6 months of the Employment Agreement that are used to satisfy milestones under the Prior Agreement not being included as proceeds to satisfy the milestones described in this paragraph.

In the event that the Company terminates the Employment Agreement without cause or does not extend the Employment Agreement upon its expiration for an additional one-year term, then (i) the Company upon such termination will be required to make a lump sum payment to Dr. Singh equal to 6 months of his base annual salary, (ii) any stock options granted to Dr. Singh, to the extent vested, will be retained by Dr. Singh and will be exercisable on the terms described above, and (iii) the vesting of an additional number of shares subject to all options granted to Dr. Singh equal to 50% of all shares subject to such options that have not already vested will immediately accelerate and will be exercisable on the terms described above. If Dr. Singh terminates his employment for "good reason" as defined in the Employment Agreement, he will receive the severance benefits described in the preceding sentence, except that 100% of his options will vest if his employment terminates for good reason following a merger or similar corporate transaction in which the Company is not the surviving entity.

Employment Agreement with Dr. James Bender

On March 4, 2010, the Company entered into an Employment Agreement, effective as of February 1, 2010, with Dr. James Bender pursuant to which Dr. Bender will serve on a full-time basis as the Company's Vice President – Product Development and Manufacturing for a one-year term commencing February 18, 2010. Prior to February 1, 2010, Dr. Bender had been serving on a part-time basis as the Company's Vice President – Clinical Development pursuant to an Agreement dated as of September 1, 2009, as amended on September 14, 2009 (the "Prior Agreement").

The Employment Agreement provides for an annual base salary of $170,000. Pursuant to the Employment Agreement, the Company granted to Dr. Bender a seven-year incentive stock option under the Company's Plan to purchase 150,000 shares of the Company's common stock at an exercise price equal to $0.90 per share, which was the closing market price of the common stock on the option grant date. The option grant was subject to the approval by the Company's stockholders of an increase in the authorized number of shares under the Plan, which approval was subsequently obtained.

The option granted to Dr. Bender under the Employment Agreement will vest at the rate of 6,250 shares per month over the term of the Employment Agreement as to 75,000 shares. The option will vest as to the remaining 75,000 shares upon the Company's attainment of the following development milestones, and Dr. Bender will also be entitled to receive the following cash bonuses upon attainment of these milestones: (i) completion by September 30, 2010 of the technology transfer to a contract manufacturer for the Company's ICT-107 product will result in a $10,000 cash bonus and the vesting of 25,000 option shares; (ii) completion by December 31, 2010 of FDA acceptance of a Phase II clinical trial plan for ICT-107 will result in a $10,000 cash bonus and the vesting of 25,000 option shares; and (iii) completion by December 31, 2010 of the enrollment of the first patient into the Phase II clinical trial for ICT-107 will result in a $10,000 bonus and the vesting of 25,000 option shares.

The Employment Agreement provides that all of the rights and obligations of the Company and Dr. Bender under the Prior Agreement (including Dr. Bender's right to work for another organization) terminated as of January 31, 2010, except that Dr. Bender's right under the Prior Agreement to receive cash bonuses and the vesting of options upon the Company's achievement of specified development milestones will remain in effect.

The Employment Agreement provides that, except as described in the following sentence, if Dr. Bender's employment terminates prior to the expiration of the one-year term, Dr. Bender will not have any right to receive further compensation under the Employment Agreement other than compensation that was accrued as of his employment termination date. If the Company terminates Dr. Bender's employment without "cause" as defined in the Employment Agreement, 50% of any unvested options held by Dr. Bender as of the employment termination date will vest, and he will also have the right to receive any compensation that was accrued as of the employment termination date.

Agreement with Dr. John Yu

Effective March 1, 2010, the Company entered into an Agreement with Dr. Yu under which he agreed to serve on a part-time basis as the Company's Chief Scientific Officer for a one-year term. The Agreement provides for an annual base salary of $70,000 and for cash bonuses of $15,000 each if prior to December 31, 2010 (i) the FDA has accepted a Phase II clinical trial plan for ICT-107, and (ii) a Physicians Investigator IND submission for one of the Company's specified product candidates has been accepted by the FDA.

Pursuant to the Agreement, the Company granted to Dr. Yu a seven-year nonqualified stock option under the Company's 2006 Equity Incentive Plan to purchase 125,000 shares of the Company's common stock at an exercise price equal to $0.90 per share, which was the closing market price of the common stock on the option grant date. The option grant was subject to the approval by the Company's stockholders of an increase in the authorized number of shares under the Plan, which approval was subsequently obtained. The option may be exercised during the period that Dr. Yu provides services to the Company and for 24 months after termination for any reason except termination for cause by the Company, provided that such exercise is within the seven-year term of the option.

The option granted to Dr. Yu under the Agreement will vest (i) as to 75,000 shares in four equal quarterly installments following the date of grant and (ii) as to the remaining 50,000 shares, 25,000 shares shall each vest upon timely satisfying the two milestones described above for the payment of cash bonuses to Dr. Yu.

Agreement with C. Kirk Peacock

Effective as of October 30, 2008, the Company renewed, under similar terms, the consulting agreement with C. Kirk Peacock under which Mr. Peacock agreed to serve as Chief Financial Officer for a one-year term, subject to earlier termination by the Company or Mr. Peacock on 30 days notice. Mr. Peacock will provide his services to the Company on a part-time basis. Under the agreement with Mr. Peacock, Mr. Peacock will be paid $8,000 per month and was granted an option to purchase 50,000 shares of common stock, which will vest monthly over a one-year period, and exercisable within its term during the period Mr. Peacock provides services to the Company and for 24 months after the grantee ceases providing services for any reason other than termination by the Company for cause. Effective May 2009, the consulting agreement dated October 30, 2008 with C. Kirk Peacock was amended to reduce the amount to be paid to $6,000 per month. No other terms of the agreement were changed.

Effective October 30, 2009, the Company renewed the Consulting Agreement with Mr. Peacock under which he will continue to serve on a part-time basis as the Company's Chief Financial Officer for a one-year term. Under this agreement, Mr. Peacock receives a monthly salary of $6,000 and was granted a seven-year non-qualified option to purchase 56,000 shares of the Company's common stock at a price of $0.80 per share, with 50,000 shares covered by such option to vest in equal monthly installments over the one-year term of the agreement and with 50% of any those then unvested option shares to become vested if Mr. Peacock's services are terminated by the Company without cause.

Provided that by October 29, 2010, all of the Company's internal documentation and internal testing necessary to subsequently complete the Company's Sarbanes-Oxley Section 404 audit has been finished, the Company will pay Mr. Peacock an additional $6,000 and a further 6,000 of his option shares will become vested. Due to the elimination of the Sarbanes-Oxley Section 404 audit requirement for smaller issuers, this milestone was not met.

Effective October 30, 2010, the Company renewed the Consulting Agreement with Mr. Peacock under which he will continue to serve on a part-time basis as the Company's Chief Financial Officer for five months. Under this agreement, Mr. Peacock receives a monthly salary of $8,000 and was granted 19,231 shares of restricted common stock, with such shares to vest in equal monthly installments over the five-month term of the agreement and with 100% of any unearned compensation to become payable and any unvested option shares to become vested if Mr. Peacock's services are terminated by the Company without cause.

Agreements for Financial Advisory Services

On October 1, 2010, the Company entered into an agreement with JFS Investments to provide certain financial advisory services to the Company on a non-exclusive basis (the "JFS Agreement"). The Company will issue an aggregate of up to 144,000 shares of the Company's common stock as follows: 24,000 shares to JFS Investments and 12,000 shares to Samel, LLC upon the signing of the JFS Agreement and 108,000 shares to be issued at the rate of 8,000 shares to JFS Investments and 4,000 shares to Samel, LLC each month for months four through twelve following the signing of the JFS Agreement if the Agreement is in effect and has not been terminated by the Company as of that time. Pursuant to the JFS Agreement, the Company also granted three-year warrants to purchase 80,000 shares of the Company's common stock at an exercise price of $1.00 per share to JFS Investments to vest as to 20,000 shares upon issuance and 6,667 shares on the first day of each of the fourth through the eleventh months and 6,664 shares in the twelfth month and 40,000 shares to Samel, LLC to vest as to 10,000 shares upon issuance and 3,333 shares on the first day of each of the fourth through the eleventh months and 3,336 shares in the twelfth month. Pursuant to the JFS Agreement, the Company also granted three-year warrants to purchase 80,000 shares of the Company's common stock at an exercise price of $2.00 per share to JFS Investments to vest as to 20,000 shares upon issuance and 6,667 shares on the first day of each of the fourth through the eleventh months and 6,664 shares in the twelfth month and 40,000 shares to Samel, LLC to vest as to 10,000 shares upon issuance and 3,333 shares on the first day of each of the fourth through the eleventh months and 3,336 shares in the twelfth month. The vesting of each of the foregoing warrants will terminate in the event the JFS Agreement is terminated by the Company.

On October 1, 2010, the Company entered into an agreement with Garden State Securities Inc. ("GSS") to provide certain financial advisory services to the Company on a non-exclusive basis (the "GSS Agreement"). The Company will issue an aggregate of up to 96,000 shares of the Company's common stock as follows: 24,000 shares to GSS upon the signing of the GSS Agreement and 72,000 shares to be issued at the rate of 8,000 shares for months four through twelve following the signing of the GSS Agreement if the GSS Agreement is in effect and has not been terminated by the Company as of that time. Pursuant to the GSS Agreement, the Company also granted a three-year warrant to purchase 80,000 shares of the Company's common stock at an exercise price of $1.00 per share to GSS to vest as to 20,000 shares upon issuance and 6,667 shares on the first day of each of the fourth through the eleventh months and 6,664 shares in the twelfth month. Pursuant to the GSS Agreement, the Company also granted a three-year warrant to purchase 80,000 shares of the Company's common stock at an exercise price of $2.00 per share to vest as to 20,000 shares upon issuance and 6,667 shares on the first day of each of the fourth through the eleventh months and 6,664 shares in the twelfth month. The vesting of each of the foregoing warrants will terminate in the event the GSS Agreement is terminated by the Company.

Research and Development

In connection with the Cedars-Sinai Medical Center License Agreement, the Company has certain commitments as described in Note 4.

In August 2010, the Company entered into a master service agreement with Averion International Corporation, a clinical research contract organization ("Averion"), to provide us with services in connection with our planned Phase II clinical study for our dendritic cell-based cancer vaccine product candidate for the treatment of glioblastoma at an estimated total cost for such services during the course of the trial of approximately $3.5 million over the next three years.